LOANS AND OTHER LIABILITIES	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
LOANS AND OTHER LIABILITIES	NOTE 10 – LOANS AND OTHER LIABILITIES Short-term loans: As of March 31, 2025, the Company does not have any loans.